Financial Income, Net	6 Months Ended
Jun. 30, 2025
Financial Income, Net [Abstract]
FINANCIAL INCOME, NET
NOTE 9:-	FINANCIAL INCOME, NET

	Six months ended June 30,
	2024	2025
	Unaudited

Financial expenses:

Interest on loan	$151	$156
Foreign currency translation loss, net	-	902
Remeasurement of warrants	458	443
Others	13	32

Total financial expenses	622	1,533

Financial income:

Foreign currency translation profit, net	430	-
Interest from deposits	2,324	1,848

Total financial income	2,754	1,848

Financial income, net	$(2,132)	$(315)